Accounts Receivable and Loans (Details Textuals)	12 Months Ended
	Dec. 31, 2013 bp	Dec. 31, 2012 bp	Dec. 31, 2011 bp
Financing Receivable, Modifications [Line Items]
Average basis point reduction in interest rate by class of Card Member loans	1,000	1,200	1,100
Card Member Receivables [Member] | U S Card Services [Member]
Financing Receivable, Modifications [Line Items]
Average payment term extension	12	13	15